Business combination agreement - Exceptional costs (Details)	12 Months Ended
Sep. 30, 2021 USD ($)
Business combination agreement
Reverse acquisition expense	$ 155,459,939
Other listing expenses	2,589,611
Exceptional costs	$ 158,049,550